Goodwill and Other Intangible Assets	9 Months Ended
Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

Note 5. Goodwill and Other Intangible Assets

Goodwill

Changes in the carrying amount of the Company’s goodwill for the nine-months ended September 30, 2018 were as follows:

U.S. $ in millions
Goodwill as of January 1, 2018	$387.1
Translation differences	(0.4)
Goodwill as of September 30, 2018	$386.7

During the fourth quarter of 2017, the Company performed a quantitative assessment for goodwill impairment for its Stratasys-Objet reporting unit.

Following its quantitative assessment, the Company concluded that the fair value of its Stratasys-Objet reporting unit exceeded its carrying amount by approximately 7%, with a carrying amount of $387 million of goodwill assigned to this reporting unit.

When evaluating the fair value of its Stratasys-Objet reporting unit the Company used a discounted cash flow model which utilized Level 3 measures that represent unobservable inputs into the valuation method. Key assumptions used to determine the estimated fair value include: (a) expected cash flows for five years following the assessment date which were based on, among other factors, expected revenue growth, costs to produce, operating profit margins and estimated capital needs; (b) an estimated terminal value that utilized a terminal year growth rate of 3.1% that was determined based on the growth prospects of the reporting unit; and (c) a discount rate of 14.0% based on management’s best estimate of the after-tax weighted average cost of capital. If any of these were to vary materially from the Company's estimates, the Company could face impairment of goodwill allocated to this reporting unit in the future.

A hypothetical decrease in the growth rate of 1% or an increase of 1% to the discount rate would have reduced the fair value of the Stratasys-Objet reporting unit by approximately $48 million and $88 million, respectively.

Based on the Company’s assessment as of December 31, 2017, no goodwill was determined to be impaired.

During the third quarter of 2018 the Company reaffirmed that no significant events or circumstances occurred that contradict the assumptions and data used in the annual impairment test performed in the fourth quarter of 2017.

Determining the fair value of the Stratasys-Objet reporting unit requires significant judgment, including judgments about the appropriate discount rates, terminal growth rates, weighted average costs of capital and the amount and timing of projected future cash flows. The Company will continue to monitor the fair value of its Stratasys-Objet reporting unit to determine whether events and changes in circumstances such as deterioration in the business climate or operating results, significant decline in the Company's share price, changes in management’s business strategy or downward adjustments to the Company's cash flows projections, warrant further interim impairment testing.

Other Intangible Assets

Other intangible assets consisted of the following:

	September 30, 2018			December 31, 2017
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$299,643	$(231,654)	$67,989	$304,601	$(220,420)	$84,181
Patents	10,317	(5,931)	4,386	19,708	(14,279)	5,429
Trademarks and trade names	27,253	(18,730)	8,523	27,248	(18,245)	9,003
Customer relationships	104,188	(68,122)	36,066	106,203	(63,435)	42,768
Capitalized software development costs	19,541	(19,057)	484	19,541	(18,800)	741
	$460,942	$(343,494)	$117,448	$477,301	$(335,179)	$142,122

Amortization expense relating to intangible assets for the three-month periods ended September 30, 2018 and 2017 was approximately $8.0 million and $8.8 million, respectively. Amortization expense relating to intangible assets for the nine-month periods ended September 30, 2018 and 2017 was approximately $24.2 million and $26.1 million, respectively.

The decrease in the Company's other intangible assets carrying amount, net of impairment and the corresponding accumulated amortization resulted from Solidscape divestment, which is described in Note 2.

As of September 30, 2018, the estimated amortization expense relating to intangible assets currently subject to amortization for each of the following periods was as follows:

Remaining 3 months of 2018	$8,122
2019	31,995
2020	31,659
2021	31,099
2022	9,993
Thereafter	4,580
Total	117,448